Offerings - Offering: 1	Jan. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	325,442,152
Proposed Maximum Offering Price per Unit	23.51
Maximum Aggregate Offering Price	$ 7,651,144,993.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,056,623.12
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the Registrant's registration statement on Form S-3ASR (Reg. No. 333-284906) (the "Registration Statement") also covers such indeterminate number of additional shares that may be offered or issued resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. Estimated solely for the purpose of calculating the registration fee computed in accordance with Rule 457(c) on the basis of the average of the high and low sales prices for the Common Stock on January 12, 2026, as reported on Nasdaq. Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.